Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Future minimum contractual obligations
Year	Amount
2022	$38,385
2023	60,652
2024	61,961
2025	61,539
2026	61,260
2027 and thereafter	436,850
Total	$720,647